RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current		¥ 1,642		$ 399	¥ 2,779
Due from related parties, non-current		229		4	25
Due to related parties, current		492		57	400
Other payables and accruals		5,854		$ 1,083	7,541
Tongcheng-eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	¥ 217	190
Commissions to related parties	579	516
Due from related parties, current		1,278			2,149
Due to related parties, current		263			181
eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties		63	¥ 573
Commissions to related parties		66	244
Huazhu
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	72	61	77
BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	¥ 91	93	63
Baidu
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties		67	80
Skysea
RELATED PARTY TRANSACTIONS AND BALANCES
Provision for the loan and receivable			536		236
Due from related parties, non-current		207
Other payables and accruals			367
Contingent Payables					367
Skysea | Other Income [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Recognized As Other Income					603
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties		6	¥ 70
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current		364			630
Due from related parties, non-current		22			25
Due to related parties, current		¥ 229			¥ 219